Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
7.
Revenues

Trade revenues from third parties for the years ended December 31, 2025, 2024 and 2023 consist of the following items. Trade revenues, related parties are presented in Note 3 “Transactions with related parties and shareholders”.

	December 31,
	2025	2024	2023
Commission revenue	2,312,490	2,072,752	3,409,716
Management fee revenue	695,051	1,111,791	1,173,139
Other revenue	1,414,565	149,599	347,419
Total	4,422,106	3,334,142	4,930,274

Voyage and time charter revenues from third parties for the years ended December 31, 2025, 2024 and 2023 consist of the following items.

	December 31,
	2025	2024	2023
Time charter revenue	16,666,482	15,260,157	22,047,017
Voyage revenue	27,528,241	-	-
Address commissions	(674,588)	(79,457)	(78,338)
Total	43,520,135	15,180,700	21,968,679

The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2025, 2024 and 2023 was $730,311, $nil and $nil, respectively and is included within “Voyage revenue” in the above table.

As of December 31, 2025, and 2024, receivables from the Company’s voyage charters amounted to $321,642 and $nil, respectively.

As of December 31, 2025 and 2024 there were no voyage expenses incurred between the contract date and the date of the vessel’s arrival to the load port and no unearned revenue related to undelivered performance obligations.

As of December 31, 2025, two vessels that have been chartered in (Note 8) were employed under time charter agreements with unrelated parties with remaining tenor of 4.2 years.